PIMCO REALPATH Blend 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PIMCO REALPATH Blend 2065 Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	21.05%	15.11%	19.57%